Derivative financial instruments - Disclosure of Derivatives Notional Amount (Detail) - Derivative not designated as hedge [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about hedges [line items]
The amount of underlying notional of derivatives	¥ 37,749,645	¥ 36,042,835
Interest rate and currency swap [Member]
Disclosure of detailed information about hedges [line items]
The amount of underlying notional of derivatives	32,257,298	31,825,306
Foreign exchange forward, option and other contracts [Member]
Disclosure of detailed information about hedges [line items]
The amount of underlying notional of derivatives	¥ 5,492,347	¥ 4,217,529